[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

March 13, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A 1940 Act Registration Number: 811-21104 1933 Act Registration Numbers: 333-89236 CIK: 0001173492 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	February 23, 2007
Direxion Insurance Trust	0001102060	March 9, 2007
Dreyfus Variable Investment Fund	0000813383	February 21, 2007
Federated Insurance Series	0000912577	March 1, 2007
Franklin Templeton Variable Insurance Products Trust	0000837274	March 1, 2007
Neuberger Berman Advisers Management Trust	0000736913	February 28, 2007
Oppenheimer Variable Account Funds	0000752737	March 1, 2007
PIMCO Variable Insurance Trust	0001047304	March 8, 2007
Rydex Variable Trust	0001064046	March 9, 2007
SBL Fund	0000217087	March 6, 2007
Van Kampen Life Investment Trust	0000778536	March 1, 2007
Variable Insurance Products Fund II	0000831016	February 26, 2007
Variable Insurance Products Fund III	0000927384	March 1, 2007
Wells Fargo Variable Trust	0001081402	March 2, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance
    and Annuity Company of New York

70 West Red Oak Lane, Fourth Floor * White Plains, New York 10604